Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
12.	OTHER ASSETS
Other assets consist of:

	2020	2019

Preproduction costs related to long-term supply agreements	$694	$683
Long-term receivables	209	217
Unrealized gain on cash flow hedges [ note 21]	16	24
Pension overfunded status [note 17[a]]	4	22
Other, net	40	50

	$963	$996